Investments in joint ventures and associates - Disclosure of aggregate information of associates and joint venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of associates [line items]
Share of post-tax results for the year	£ 73	£ 37	£ 171
Impairment	(303)	0
Aggregated individually immaterial associates and joint ventures
Disclosure of associates [line items]
Share of post-tax results for the year	24	25
Impairment	(303)	0
Share of total comprehensive income	(279)	25
Aggregate carrying value of the Group’s interests	£ 216		£ 1,023
Emerald Energy Venture LLC
Disclosure of associates [line items]
Share of post-tax results for the year		£ 42